Share Capital - Summary of Reverse Recapitalization (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid		130,971,000
Share premium issued and paid		€ 743,501	€ 143,739
Convertible Preference Shares [Member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid	1	1
Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid	117,319,824	117,319,824
Ordinary Shares To Third Party Investors [Member] | Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid		15,327,000
Share premium issued and paid		€ 142,733
Exchange Of Convertible Preference Shares [Member] | Convertible Preference Shares [Member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid		10,644,000
Exchange Of Ordinary Shares [Member] | Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid		105,000,000
Share premium issued and paid		€ 357,825
Exchange of LGHL Convertible Preference Shares [Member] | Convertible Preference Shares [Member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Share premium issued and paid		€ 99,204